Equipment, net	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equipment, net
Equipment, net

Note 4 – Equipment, net

As of September 30, 2025 and December 31, 2024, equipment consisted of the following:

	September 30,	December 31,
	2025	2024
Cost:
Equipment	$31,113	$9,366
Vehicles	706,903	120,155
	738,016	129,521
Less: accumulated depreciation	(73,898)	(18,147)
Equipment, net	$664,118	$111,374

During the nine months ended September 30, 2025, the Company purchased vehicles and equipment for $608,495, of which $291,528 was purchased with a financing loan and transferred vehicles from inventory of $95,297 due to a change of use.

For the three and nine months ended September 30, 2025 and 2024, depreciation consists of:

	Three Months Ended		Nine months ended
	September 30,		September 30,
	2025	2024	2025	2024
Depreciation	$28,071	$472	$55,751	$1,406

Financing loan

The Company had a financing loan for the purchase of vehicle for the year ended December 31, 2024. The loan repayment is $1,898 per month for the first 36 months and then $2,590 per month for 30 months with an interest rate of $11.54%. For the nine months ended September 30, 2025, the Company repaid $101,478, of which $4,629 is for interest. In March 2025, the Company fully paid this financing loan.

The Company had a financing loan for the purchase of vehicle in January 2025. A repayment of loan schedule was $1,977 per month for the 72 months with an interest rate of $10.84%. For the nine months ended September 30, 2025, the Company repaid $104,732, of which $955 is for interest. In March 2025, the Company fully paid this financing loan.

The Company had a financing loan for the purchase of vehicle in September 2025. A repayment of loan schedule is $2,021 per month for 60 months, beginning October 2025, with an interest rate of 11.33%.

The Company had a financing loan for the purchase of vehicle in September 2025. A repayment of loan schedule is $2,083 per month for 48 months, beginning October 2025, with an interest rate of 11.90%.

Note 5 – Equipment, net

At December 31, 2024 and 2023, equipment consisted of the following:

	December 31,	December 31,
	2024	2023
Cost:
Equipment	$9,366	$9,365
Vehicle	120,155	-
	129,521	9,365
Less: accumulated depreciation	(18,147)	(2,066)
Equipment, net	$111,374	$7,299

During the years ended December 31, 2024 and 2023, the Company recorded depreciation of $16,081 and $1,263, respectively.

During the year ended December 31, 2024, the Company purchased a vehicle for $120,155, with a financing loan.

Financing loan

The Company had financing loan for a purchase of vehicle for the year ended December 31, 2024. A repayment of loan schedule is $1,898 per month for the first 36 months and then $2,590 per months for 30 months with an interest rate of $11.54%. For the year ended December 31, 2024, the Company repaid $32,462, of which $9,157 is for interest. As of December 31, 2024, the Company had a financing loan of $96,849 and disclosed it as current liability as the Company fully paid off this financing loan in March 2025.